Revenue and Related Matters - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Total	$ 30,333	$ 32,066	$ 137,421	$ 122,368	$ 105,522
Product revenue
Disaggregation of Revenue
Total	20,739	19,670	79,740	79,670	69,808
Product revenue | North America
Disaggregation of Revenue
Total	11,731	10,705	43,718	41,496	35,148
Product revenue | EMEA
Disaggregation of Revenue
Total	5,211	5,568	24,617	25,600	22,876
Product revenue | Asia Pacific
Disaggregation of Revenue
Total	3,797	3,397	11,405	12,574	11,784
Instruments
Disaggregation of Revenue
Total	2,623	2,546
Instruments | North America
Disaggregation of Revenue
Total	813	408
Instruments | EMEA
Disaggregation of Revenue
Total	362	1,269
Instruments | Asia Pacific
Disaggregation of Revenue
Total	1,448	869
Consumable and other products
Disaggregation of Revenue
Total	18,116	17,124	69,260	63,965	44,804
Consumable and other products | North America
Disaggregation of Revenue
Total	10,918	10,297	39,794	35,122	25,894
Consumable and other products | EMEA
Disaggregation of Revenue
Total	4,849	4,299	20,760	21,216	14,514
Consumable and other products | Asia Pacific
Disaggregation of Revenue
Total	2,349	2,528	8,706	7,627	4,396
Cost of service and other revenue
Disaggregation of Revenue
Total	8,763	11,967	51,244	40,089	34,495
Cost of service and other revenue | North America
Disaggregation of Revenue
Total	6,877	7,717	39,189	32,407	29,218
Cost of service and other revenue | EMEA
Disaggregation of Revenue
Total	1,424	3,902	10,299	5,952	4,514
Cost of service and other revenue | Asia Pacific
Disaggregation of Revenue
Total	462	348	1,756	1,730	763
Research services
Disaggregation of Revenue
Total	5,601	8,691	37,998	27,828	23,653
Research services | North America
Disaggregation of Revenue
Total	5,006	5,762	31,252	24,706	22,493
Research services | EMEA
Disaggregation of Revenue
Total	329	2,802	5,833	2,000	1,013
Research services | Asia Pacific
Disaggregation of Revenue
Total	266	127	913	1,122	147
Service-type warranties
Disaggregation of Revenue
Total	2,594	2,683	10,607	9,879	8,840
Service-type warranties | North America
Disaggregation of Revenue
Total	1,509	1,637	6,319	6,265	5,581
Service-type warranties | EMEA
Disaggregation of Revenue
Total	893	852	3,490	3,001	2,779
Service-type warranties | Asia Pacific
Disaggregation of Revenue
Total	192	194	798	613	480
Other services
Disaggregation of Revenue
Total	568	593	2,639	2,382	2,002
Other services | North America
Disaggregation of Revenue
Total	362	318	1,618	1,436	1,144
Other services | EMEA
Disaggregation of Revenue
Total	202	248	976	951	722
Other services | Asia Pacific
Disaggregation of Revenue
Total	4	27	45	(5)	136
Collaboration and license revenue
Disaggregation of Revenue
Total	771	155	4,452	1,380	649
Collaboration and license revenue | North America
Disaggregation of Revenue
Total	771	155	3,681	1,380	274
Collaboration and license revenue | EMEA
Disaggregation of Revenue
Total	0	0	0	0	323
Collaboration and license revenue | Asia Pacific
Disaggregation of Revenue
Total	$ 0	$ 0	$ 771	$ 0	$ 52